Sterling Capital Mid Cap Relative Value Fund
1
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 96.9%
Automobile Components — 1.9%
14,815
Magna International, Inc. ............
$ 836,159
Banks — 2.9%
7,662
East West Bancorp, Inc. .............
404,477
33,710
Huntington Bancshares, Inc. ..........
363,394
7,598
Wintrust Financial Corp. .............
551,767
1,319,638
Building Products — 2.6%
4,507
Carlisle Cos., Inc. ..................
1,156,181
Capital Markets — 3.0%
4,052
Ameriprise Financial, Inc. ............
1,345,912
Chemicals — 3.3%
13,563
Avient Corp. .....................
554,727
7,668
Westlake Corp. ...................
916,096
1,470,823
Communications Equipment — 1.0%
10,104
Ciena Corp.(a) ....................
429,319
Construction & Engineering — 2.8%
10,531
MasTec, Inc.(a) ...................
1,242,342
Consumer Staples Distribution & Retail — 5.4%
5,231
Casey's General Stores, Inc. ..........
1,275,736
19,190
Performance Food Group Co.(a) .......
1,156,006
2,431,742
Containers & Packaging — 4.8%
6,158
Avery Dennison Corp. ..............
1,057,944
17,299
Berry Global Group, Inc. ............
1,113,018
2,170,962
Electronic Equipment, Instruments &
Components — 8.0%
6,473
Arrow Electronics, Inc.(a) ............
927,128
7,070
CDW Corp. ......................
1,297,345
26,527
nVent Electric PLC .................
1,370,650
3,595,123
Entertainment — 4.8%
13,637
Activision Blizzard, Inc.(a) ...........
1,149,599
6,730
Take-Two Interactive Software, Inc.(a) ...
990,387
2,139,986
Financial Services — 2.8%
10,140
Fiserv, Inc.(a) .....................
1,279,161
Food Products — 2.5%
9,670
Lamb Weston Holdings, Inc. ..........
1,111,566
Gas Utilities — 3.6%
16,534
Southwest Gas Holdings, Inc. .........
1,052,389
20,610
UGI Corp. .......................
555,852
1,608,241
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Equipment & Supplies — 4.1%
2,603
Becton Dickinson & Co. .............
$ 687,218
7,875
Zimmer Biomet Holdings, Inc. ........
1,146,600
1,833,818
Household Durables — 2.6%
14,950
PulteGroup, Inc. ...................
1,161,316
Industrial REITs — 2.3%
6,032
EastGroup Properties, Inc. ...........
1,047,155
Insurance — 7.1%
6,282
American Financial Group, Inc. ........
745,988
12,910
First American Financial Corp. ........
736,128
9,234
Globe Life, Inc. ...................
1,012,231
6,282
Hanover Insurance Group, Inc. (The) ....
710,054
3,204,401
Leisure Products — 1.3%
4,716
Polaris, Inc. ......................
570,306
Life Sciences Tools & Services — 6.9%
4,929
ICON PLC(a) ....................
1,233,236
7,668
Revvity, Inc. .....................
910,882
1,783
Thermo Fisher Scientific, Inc. .........
930,280
3,074,398
Machinery — 1.8%
9,303
Oshkosh Corp. ....................
805,547
Office REITs — 1.1%
4,451
Alexandria Real Estate Equities, Inc. ....
505,144
Oil, Gas & Consumable Fuels — 4.6%
31,879
Coterra Energy, Inc. ................
806,539
4,439
Diamondback Energy, Inc. ...........
583,107
7,179
Phillips 66 .......................
684,733
2,074,379
Professional Services — 3.6%
4,737
CACI International, Inc., Class A(a) .....
1,614,559
Real Estate Management & Development
— 1.6%
9,360
Howard Hughes Corp. (The)(a) ........
738,691
Residential REITs — 2.0%
5,940
Mid-America Apartment Communities,
Inc. ..........................
902,048
Semiconductors & Semiconductor Equipment
— 1.5%
5,976
Skyworks Solutions, Inc. .............
661,483
Software — 3.6%
23,095
Dropbox, Inc., Class A(a) ............
615,944
6,975
PTC, Inc.(a) ......................
992,542
1,608,486

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Specialized REITs — 1.3%
5,210
Digital Realty Trust, Inc. .............
$ 593,263
Trading Companies & Distributors — 2.1%
2,162
United Rentals, Inc. ................
962,890
Total Common Stocks
(Cost $22,004,866) ............... 43,495,039
MONEY MARKET FUND — 3.1%
1,389,174
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(b) .......
1,389,174
Total Money Market Fund
(Cost $1,389,174) ................ 1,389,174
Total Investments — 100.0%
(Cost $23,394,040) ............................ 44,884,213
Net Other Assets (Liabilities) — 0.0% ............... 16,997
NET ASSETS — 100.0% .......................
$ 44,901,210
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Cap Relative Value Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Mid Cap Relative Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Cap Relative Value Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Mid Cap Relative Value Fund ........... $ 44,884,213(a) $ — $ — $ 44,884,213
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.